RETIREMENT BENEFIT OBLIGATIONS - Schedule of Movements in Other Post-Retirement Benefits Obligation (Details) - Other post retirement benefit plans defined benefit - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
At 1 January	£ (109)	£ (126)
Actuarial gains	4	16
Insurance premiums paid	3	4
Charge for the year	(2)	(3)
Exchange and other adjustments	1	0
At 31 December	£ (103)	£ (109)